Certificate Liabilities - Schedule of Fair Value of Certificate Liability Programs and Assets Held to Hedge (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of Certificate Liability Programs and Assets Held to Hedge [Line Items]
Operating (loss)/income	$ (13,131)	$ 22,466
XBT Physical Certificate Liabilities [Member]
Schedule of Fair Value of Certificate Liability Programs and Assets Held to Hedge [Line Items]
Gains from operations, net of change in XBT pricing differential	3,425	4,344
(Loss)/Gain from change in XBT pricing differential	(16,556)	18,122
Operating (loss)/income	$ (13,131)	$ 22,466